Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Disclosure of movements in provisions

			Legal, competition and regulatory matters		Sundry provisions
	Redundancy and restructuring	Customer redress		Onerous contracts		Total
	£m	£m	£m	£m	£m	£m
As at 1 January 2025	213	299	59	14	359	944
Additions	267	302	114	41	165	889
Amounts utilised	(210)	(43)	(89)	(14)	(76)	(432)
Unused amounts reversed	(79)	(13)	(3)	—	(48)	(143)
Exchange and other movements	(1)	(2)	(2)	—	(5)	(10)
As at 31 December 2025	190	543	79	41	395	1,248
Undrawn contractually committed facilities and guarantees
As at 1 January 2025						439
Net change in expected credit loss provision and other movements						(23)
As at 31 December 2025						416
Total provisions
As at 1 January 2025						1,383
As at 31 December 2025						1,664